Other Financial Assets - Summary of Changes in Other Financial Assets (Parenthetical) (Details)					12 Months Ended
	Jul. 12, 2018 CAD ($)	Jul. 12, 2018 AUD ($) shares	Jul. 11, 2018 AUD ($) shares	Apr. 06, 2018 CAD ($)	Mar. 31, 2019 CAD ($) $ / shares shares	Mar. 31, 2018 CAD ($)
Disclosure Of Financial Assets [Line Items]
Exercise price of share options exercisable					$ 13.99	$ 4.55
AusCann Group Holdings Ltd.
Disclosure Of Financial Assets [Line Items]
Number of ordinary shares held | shares		2,272,500	7,677,639
Exercise price of share options exercisable		$ 1.465	$ 0.20
Option expiration date			Jan. 19, 2020
Ownership interest for cash investment	$ 4,890,000
Exercise term	30 months	30 months
Closing price		$ 2.25
Number of consecutive trading days	10 days	10 days
Participating share	11.13%	11.13%
AusCann Group Holdings Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Consideration amount	$ 3,975,000
AusCann Group Holdings Ltd. | Warrants
Disclosure Of Financial Assets [Line Items]
Consideration amount	$ 915,000
James E. Wagner Cultivation Ltd.
Disclosure Of Financial Assets [Line Items]
Participating share					14.20%
Payments for purchase of ordinary shares and warrants from affiliate						3,975,000
Cash advanced to joint venture						2,500,000
Subscription receipts				$ 2,300,000
James E. Wagner Cultivation Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Subscription price				$ 2,124,000
HydRx Farms Ltd.
Disclosure Of Financial Assets [Line Items]
Fair value of warrants						5,210,000
Fair value of ordinary shares						$ 12,401,000
Percentage of voting equity interests acquired					9.00%
SLANG Worldwide Inc.
Disclosure Of Financial Assets [Line Items]
Fair value of warrants					$ 44,000,000
Description of warrant expiration					The warrants expire the earlier of two years following the triggering event and December 15, 2032.
SLANG Worldwide Inc. | Exercise Price of $ 1
Disclosure Of Financial Assets [Line Items]
Number of warrants acquired | shares					31,619,975
SLANG Worldwide Inc. | Exercise Price of $ 1.50 Per Share
Disclosure Of Financial Assets [Line Items]
Number of warrants acquired | shares					11,602,370
Exercise price of warrants per share acquired | $ / shares					$ 1.50
SLANG Worldwide Inc. | Exercise Price of $ 2.52 Per Share Member
Disclosure Of Financial Assets [Line Items]
Number of warrants acquired | shares					5,801,184
Exercise price of warrants per share acquired | $ / shares					$ 2.25